Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Summary Of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Assets

Years
Buildings and improvements	10-40
Tanks and terminal equipment	15-40
Rail and rail equipment	10-22
Other machinery and equipment	5-7
Computer and software	3-5
Office furniture and equipment	5-7